Income taxes	12 Months Ended
Dec. 31, 2022
Income tax [abstract]
Disclosure of income tax [text block]
11 Income

taxes
Accounting policies

Income tax
Income tax in the Consolidated statement of income comprises current and deferred tax expense.

Income tax is recognised in the
Consolidated statement of income except when it relates to items recognised in OCI.
Current tax consists of the expected tax payable on the taxable income for the year and any adjustment to tax payable for previous
years. Uncertain tax positions and potential tax exposures are analysed individually. The outcomes of tax disputes are mostly binary in nature, and in each case the most likely amount for probable liabilities to be paid (including penalties) or assets to be received
(disputed tax positions for which payment has already been made) is recognised within Current tax or Deferred tax as appropriate.
Uplift benefit on the NCS is recognised when the deduction is included in the current year tax return and impacts taxes payable.
Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying
amounts of existing assets and liabilities and their respective tax bases, and on unused tax losses and credits carried forward, subject
to the initial recognition exemption. A deferred tax asset is recognised only to the extent that it is probable that future taxable income
will be available against which the asset can be utilised. For a deferred tax asset to be recognised based on future taxable income,
convincing evidence is required, considering the existence of contracts, production of oil or gas in the near future based on volumes of
expected reserves, observable prices in active markets, expected volatility of trading profits,

expected foreign currency rate
movements and similar facts and circumstances.
When an asset retirement obligation or a lease contract is initially reflected in the accounts, a deferred tax liability and a corresponding
deferred tax asset are recognised simultaneously and accounted for in line with other deferred tax items. The applied policy is in line
with an amendment to IAS 12 Income Taxes, reducing the scope of the initial recognition exemption, which is effective from 1 January
2023.
Estimation uncertainty regarding income tax
Equinor incurs significant amounts of income taxes payable to various jurisdictions and may recognise significant changes to deferred
tax assets and deferred tax liabilities. There may be uncertainties related to interpretations of applicable tax laws and regulations
regarding amounts in Equinor’s tax returns, which are filed in a number of tax regimes. For cases of uncertain tax treatments, it may take several years to complete the discussions with relevant tax authorities or to reach resolutions of the appropriate tax positions
through litigation.
The carrying values of income tax related assets and liabilities are based on Equinor's interpretations of applicable laws, regulations
and relevant court decisions. The quality of these estimates, including the most likely outcomes of uncertain tax treatments, is
dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the
case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions
against future income taxes. Climate-related matters and the transition to carbon-neutral energy-consumption globally have increased
the uncertainty in determining key business assumptions used to assess the recoverability of deferred tax assets through sufficient
future taxable income before tax losses expire.
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Significant components of income tax expense
Full year
(in USD million) 2022 2021 2020
Current income tax expense in respect of

current year
(52,124) (21,271) (1,115)
Prior period adjustments (112) (28) 313
Current income tax expense (52,236) (21,299) (802)
Origination and reversal of temporary differences (2,136) (1,778) (648)
Recognition of previously unrecognised deferred

tax assets
4,401 126 130
Change in tax regulations 0 4 (12)
Prior period adjustments 110 (60) 94
Deferred tax income/(expense) 2,375 (1,708) (435)
Income tax (49,861) (23,007) (1,237)
Changes to tax regimes
Norway
As a measure to maintain activity in the oil and gas related industry during the Covid-19 pandemic, the Norwegian Government
enacted temporary targeted changes to Norway’s petroleum tax system for investments incurred in 2020 and 2021, and for new projects with Plan for development and operations (PDOs) or Plan for installation and operations (PIOs) submitted to the Ministry of
Oil and Energy by the end of 2022 and approved prior to 1 January 2024. The changes were effective from

1 January 2020 and
provided companies with a direct tax deduction in the special petroleum tax instead of tax depreciation over six years. In addition, the
tax uplift benefit, was recognised over one year instead of four years. Tax depreciation towards the ordinary offshore corporate tax was continued

with a six-year depreciation profile.

On 17 June 2022, the Norwegian Parliament adopted amendments to the Petroleum Tax Act to convert the special tax for petroleum activities to a cash flow tax. The amendments were effective 1 January 2022 and maintains the marginal rate for special petroleum tax
and corporate income tax at 56 % and 22
% respectively but allows for cost of investments in the year of investment and calculated
corporate income tax to be deducted in the special petroleum tax base. Uplift deductions for investments incurred after 1 January
2022 was discontinued. The uplift deduction rate under the temporary rules was reduced to 17.69 % for 2022 and further reduced to
12.4
% as from 2023.

UK
On 23 May 2022, the UK introduced a new levy intended to tax windfall profits on oil and gas production from the United Kingdom
Continental Shelf, called the Energy (Oil & Gas) Profits Levy Act 2022 (EPL).
EPL was introduced as a new temporary tax at the rate of 25 % from 26 May 2022 to 31 December 2022, and further increased to
35
% from 1 January 2023 to 31 March 2028. It applies to profits on transactions from that date forward with no tax relief for prior
expenditures or brought forward losses and with no EPL tax relief for interest and decommissioning costs. Capital cost incurred since
26 May 2022 are eligible for an EPL deductible uplift of 80 % until 31 December 2022 and thereafter at 29 % for expenditure other than that in respect of de-carbonisation where the rate of uplift remains at 80%. EPL losses can be carried forward without limitation and carried back for one year.

US
On August 16, 2022, the Inflation Reduction Act (IRA) was enacted in the USA. As from 2023, under the IRA a Corporate Minimum
Tax on Book Earnings (BMT) applies a 15
% tax on adjusted financial statement income. The enactment of the IRA had no impact in
2022.
Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2022 2021 2020
Income/(loss) before tax 78,604 31,583 (4,259)
Calculated income tax at statutory rate 1) (18,168) (7,053) 1,445
Calculated Norwegian Petroleum tax 2) (36,952) (17,619) (2,126)
Tax effect uplift
3)
259 914 1,006
Tax effect of permanent differences regarding divestments 417 90 (9)
Tax effect of permanent differences caused by functional currency different from tax currency 145 150 (198)
Tax effect of other permanent differences 403 228 450
Recognition of previously unrecognised deferred tax

assets
4) 4,401 126 130
Change in unrecognised deferred tax assets (34) 619 (1,685)
Change in tax regulations 0 4 (12)
Prior period adjustments (3) (88) 408
Other items including foreign currency effects (327) (378) (647)
Income tax (49,861) (23,007) (1,237)
Effective tax rate 63.4% 72.8% (29.0%)
The weighted average of statutory tax rates was 23.1 % in 2022, 22.3 % in 2021 and 33.9 % in 2020. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum income is taxable at a tax rate of
71.8 % after deduction for 22 % corporate tax in the special petroleum tax basis.
3)

When calculating the petroleum tax of
71.8 % on income from the Norwegian continental shelf, an additional tax-free allowance
(uplift) was previously granted on the basis of the original capitalised cost of offshore production installations.
Previously, a 5.2
% uplift could be deducted from taxable income for a period of four years starting when the capital expenditure
was incurred. On 17 June 2022, the Norwegian Parliament adopted amendments to the Petroleum

Tax Act and converted the
special tax for petroleum activities to a cash flow tax. The amendments were effective 1 January 2022. Uplift deductions for
investments incurred after 1 January 2022 were discontinued. At year-end 2022, un-recognised uplift credits were zero , compared to USD 272

million at year-end 2021.
For 2020 and 2021, temporary rules enacted under the Covid-19 pandemic allowed direct deduction of the whole uplift at a rate
of 24
% in the year the capital expenditure was incurred. This rate was reduced to
17.69 % for 2022, and further reduced to 12.4%
on capital expenditures incurred on investments eligible under the temporary rules as from 2023.
4)

An amount of USD
4,401

million of previously un-recognised deferred tax assets was recognised in 2022, resulting in a lower
effective tax rate for 2022 compared to 2021. More than 90 % of the recognition relates to the US, that after a history of significant losses, is now recording profits. Projected future taxable income demonstrates that it is probable that the unused tax losses
carried forward can be utilised in the nearest future. The tax value of unused accumulated losses recognised as a deferred tax
asset in the US, amounts to USD 2,738

million at year-end 2022.
A 30 % decline in commodity prices, considered to represent a reasonably possible change, would have an immaterial impact on the recognised amount.
Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment

and
intangible
assets
Asset
retirement
obligations
Lease
liabilities Pensions Derivatives Other Total
Deferred tax assets 8,105 694 7,356 1,306 694 1,131 1,348 20,634
Deferred tax liabilities (28) (23,356) 0 (3) (12) (3) (411) (23,813)
Net asset/(liability) at 31 December
2022 8,077 (22,662) 7,356 1,303 682 1,128 937 (3,179)
Deferred tax assets 5,162 719 11,256 1,506 804 21 2,015 21,484
Deferred tax liabilities 0 (27,136) 0 0 (21) (1,453) (530) (29,140)
Net asset/(liability) at 31 December
2021 5,162 (26,417) 11,256 1,506 783 (1,432) 1,485 (7,655)
Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2022 2021 2020
Net deferred tax liability at 1 January 7,655 6,250 5,530
Charged/(credited) to the Consolidated statement of income (2,375) 1,708 435
Charged/(credited) to Other comprehensive income 105 35 (19)
Acquisitions and disposals (968) 36 0
Foreign currency translation effects and other effects (1,239) (374) 304
Net deferred tax liability at 31 December 3,179 7,655 6,250
Deferred tax assets and liabilities are offset to the extent that the deferred taxes relate to the same fiscal authority, and there is a
legally enforceable right to offset current tax assets against current tax liabilities. After netting deferred tax assets and liabilities by
fiscal entity and reclassification to Assets held for sale, deferred taxes are presented on the Consolidated balance sheet as follows:
At 31 December
(in USD million) 2022 2021
Deferred tax assets 8,732 6,259
Deferred tax liabilities 11,996 14,037
Deferred tax assets reported in Assets classified as

held for sale
85 122
Deferred tax assets are recognised based on the expectation that sufficient taxable income will be available through reversal of
taxable temporary differences or future taxable income. At year-end 2022, the deferred tax assets of USD 8,817 million were primarily
recognised in the US, the UK, Norway, Angola, Canada and Brazil. Of this amount, USD 1,953 million was recognised in entities
which have suffered a tax loss in either the current or the preceding period. The corresponding amounts for 2021, were

USD
6,381
million and USD 4,636

million, respectively. The tax losses will be utilised through reversal of taxable temporary differences and future taxable income, mainly from production of oil and gas.
Unrecognised deferred tax assets
At 31 December
2022 2021
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,558 968 2,900 1,203
Unused tax credits 0 129 0 264
Tax losses carried forward 3,458 930 20,552 5,047
Total unrecognised deferred tax assets 6,016 2,027 23,452 6,514
Approximately 90 % of the unrecognised carry forward tax losses can be carried forward indefinitely. The majority of the unrecognised tax losses that cannot be carried forward indefinitely expire after 2027 . The unrecognised tax credits expire from 2030, while the unrecognised deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been
recognised in respect of these items because currently there is insufficient evidence to support that future taxable profits will be
available to secure utilisation of the benefits.
At year-end 2022, unrecognised deferred tax assets in Angola and Canada represents USD 636 million and USD
346

million,
respectively, of the total unrecognised deferred tax assets of USD 2,027 million. Similar amounts for 2021 were USD
4,206

million in
the USA and USD 749

million in Angola, respectively, of a total of USD
6,514

million. The remaining unrecognised deferred tax assets
originate from several different tax jurisdictions.